Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Year ending December 31,	Amount
2017	$145,714
2018	105,676
2019	102,664
2020	116,582
2021	116,089
2022 and thereafter	1,004,632
Total	$1,591,357

Management Fees
Year ending December 31,	Amount
2017	$6,162
2018	6,347
2019	6,537
2020	6,752
Total	$25,798